Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued professional fees	$ 156,000	$ 205,000	$ 267,000
Accrued vacation and paid time off	353,000	333,000	92,000
Accrued expense reports	5,000	46,000
Accrued board of directors fees	120,000	13,000	13,000
Accrued interest	63,000	50,000
Accrued other	13,000	10,000	49,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement			35,000
Total accrued expenses	$ 710,000	$ 657,000	$ 456,000